Underwriting, Acquisition And Insurance Expenses (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Bad debt expense	$ 2.4	$ 6.0
Net reversal to adjust allowances for doubtful accounts	3.4
Recovery of bad debts previously	$ 1.0		$ 4.8